Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 13,102	$ 95,362
Joint interest billing receivable	7,940	31,492
Prepaid assets and other current assets	85,545	81,690
Total current assets	106,587	208,544
Noncurrent assets:
Property and equipment, net	85,061	88,020
Oil and gas property, unproved, full cost	1,606,232	1,460,674
Total noncurrent assets	1,691,293	1,548,694
Total assets	1,797,880	1,757,238
Current liabilities:
Advances - related party	130,381	0
Interest payable - related parties	55,119	22,183
Convertible credit line payable - related party	239,841	0
Convertible note payable	1,210,000	1,210,000
Total current liabilities	2,439,089	1,895,215
Asset retirement obligation	2,754	918
Total liabilities	3,693,263	$ 3,095,862
Commitments and Contingencies
Stockholders' deficit:
Preferred Stock, Shares Authorized (in shares)	10,000,000	10,000,000
Series A convertible preferred stock, $0.001 par value, 2,000,000 shares authorized and 0 shares issued and outstanding	$ 0	$ 0
Common stock, $0.001 par value, 65,000,000 shares authorized and 21,724,178 and 21,653,326 shares issued and outstanding, respectively	21,724	21,653
Additional paid-in capital	6,190,019	5,731,830
Accumulated deficit	(8,107,126)	(7,092,107)
Total stockholders' deficit	(1,895,383)	(1,338,624)
Total liabilities and stockholders' deficit	1,797,880	1,757,238
Secured Senior Secured Convertible Note [Member]
Current liabilities:
Senior secured convertible notes payable, related party, net of discount of $68,540 and $120,231, respectively	1,251,420	1,199,729
Nonrelated Party [Member]
Current liabilities:
Accounts payable and accrued expenses	773,748	334,657
Related Party [Member]
Current liabilities:
Accounts payable and accrued expenses	$ 30,000	$ 328,375